SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Period End MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	4.67		4.67		4.41	4.18
Period End HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.84		7.84		7.80	7.80
Period Average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.58	4.37	4.48	4.28	4.41	4.14
Period Average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.84	7.85	7.84	7.83	7.83	7.77